                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21187

                         PIMCO Municipal Income Fund III
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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PIMCO Municipal Income Fund III
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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                                                               Security
                                        Exchange                Holder
                                         Ticker                 Meeting
       Security Issuer Name              Symbol   Cusip or Isin  Date                    Matter Voted On
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   NJ HLTH-PASCACK VALLEY HOSP REV         N/A      64579E8B5     N/A        Consent to the proposed amendments in the
                                                                                             Indenture
--------------------------------------- ----------- ----------- --------- ---------------------------------------------
   NJ HLTH-PASCACK VALLEY HOSP REV          NA      64579E8B5      NA            Consent to the proposed amendments
--------------------------------------- ----------- ----------- --------- ---------------------------------------------

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                                                                           Vote Cast
                                     Proposal by               Voting       "For" or
                                     Issuer or               Result: For,   "Against"
                                      Security      Vote      Against,     Management
       Security Issuer Name            Holder     Cast(Y/N?)   Abstain     or "Abstain"
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   NJ HLTH-PASCACK VALLEY HOSP REV      Issuer        Y          For          For

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   NJ HLTH-PASCACK VALLEY HOSP REV      Issuer        Y          For          For
------------------------------------- ----------- ----------- ----------- -------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Municipal Income Fund III

By (Signature and Title)* /s/ Thomas J. Fuccillo
                         ---------------------------
                          Thomas J. Fuccillo, Secretary

Date   August 28, 2006